Stock-Based Compensation	12 Months Ended
May 31, 2024
Stock-based Compensation [Abstract]
Stock-based Compensation

NOTE 13. Stock-based Compensation

In August 2022, the Company established a Stock Option Plan, superseded by the 2023 Equity Incentive Plan (the “Option Plan”), under which the Company’s Board of Directors may, from time-to-time, in its discretion, grant stock options to directors, officers, consultants and employees of the Company.

Stock options outstanding vest in equal tranches over a period of three years. During the year ended May 31, 2024, the Company granted 100,000 stock options (May 31, 2023 – 585,230). The Company estimated the fair value of the stock options on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	May 31, 2024		May 31, 2023
Stock price	USD $	0.85	$CAD	0.30
Risk-free interest rate		4.5%		2.8%
Term (years)		5		5
Volatility		85%		85%
Forfeiture rate		0%		0%
Dividend yield		0%		0%

A summary of stock option activity for the Company is as follows:

	Number of Shares	Weighted Average Exercise Price (USD)	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Outstanding stock options May 31, 2023	585,230	$0.56	6.2	$465
Exercised	-	-	-	-
Expired	-	-	-	-
Issued May 30, 2024	100,000	$0.85	10.0	$-
Outstanding stock options May 31, 2024	685,230	$0.60	6.8	$139
Exercisable as of May 31, 2024	195,077	$0.56	6.2	$46

During the year ended May 31, 2024, the Company recorded stock-based compensation expenses of $66 (May 31, 2023 - $55). The weighted average grant date fair value of the stock options issued was $0.59 USD (May 31, 2023 - $0.20 USD). There were no changes to the terms and conditions of the stock options in connection with the Business Combination.